SHARE-BASED COMPENSATION (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2013
Stock Options
SHARE-BASED COMPENSATION
Share options granted (in shares)	146,426	965,000	1,063,293
Equity Incentive Plan | Ordinary Shares Member | Maximum
SHARE-BASED COMPENSATION
Number of shares authorized for issuance under share-based payment arrangement				1,287,500
Equity Incentive Plan | Ordinary Shares Member | Board of Directors
SHARE-BASED COMPENSATION
Number of shares authorized for issuance under share-based payment arrangement				16,943,190